Share-based compensation - Restricted stock units - Changes in RSUs (Details) - Restricted stock units	6 Months Ended
Jun. 30, 2023 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Balance as at the beginning | shares	908,209
Balance as at the beginning, Weighted average fair value at grant date | $ / shares	$ 5.31
RSU granted (in shares) | shares	182,153
Granted during the period, Weighted average fair value at grant date | $ / shares	$ 18.05
RSUs vested (in shares) | shares	(402,323)
RSUs vested during the period, Weighted average fair value at grant date | $ / shares	$ (5.76)
Balance as at the end (none of which are vested) | shares	688,039
Balance as at the end (none of which are vested), Weighted average fair value at grant date | $ / shares	$ 8.42